Schwab Funds®

211 Main Street

San Francisco, CA 94105

March 5, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Schwab Investments (the “Trust”)
File Nos. 33-37459 and 811-6200

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information, dated February 28, 2013, for the Schwab 1000 Index Fund do not differ from those contained in the Trust’s Post-Effective Amendment No. 106, filed electronically on February 26, 2013.

Sincerely,

/s/ Odeh Stevens
Odeh Stevens
Corporate Counsel
Charles Schwab Investment Management, Inc.